FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-Derivatives:
Cash and cash equivalents	$ 679,225	$ 878,838	$ 231,849	$ 85,996
Trade accounts receivable	38,915	41,545
Investment in listed equity securities (note 9)	0	224,788
Current portion of long-term debt and short-term debt, carrying value	(342,566)	(344,778)
Long-term debt, carrying value	(874,164)	(844,546)
Derivatives:
Deposits, money market deposits	481,700	634,200
Interest income, money market deposits	33,800	7,600
Deferred finance charges	23,853	20,955
Interest rate swap
Non-Derivatives:
Interest receivable	2,461	1,923
Commodity contract
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	7,581	4,638
Derivatives:
Mark-to-market derivative valuation	48,079	73,583
Level 1 | Carrying value
Non-Derivatives:
Cash and cash equivalents	679,225	878,838
Restricted cash and short-term deposits, carrying value	92,245	134,043
Trade accounts receivable	38,915	41,545
Money market funds, at carrying value	3,929	3,617
Receivable from TTF linked commodity swap derivatives	7,581	4,638
Interest receivable	2,461	1,923
Investment in listed equity securities, carrying value	0	224,788
Trade accounts payable, carrying value	(7,454)	(8,983)
Unsecured long-term debt, noncurrent	(199,869)	(159,029)
Level 1 | Fair value
Non-Derivatives:
Cash and cash equivalents, fair value	679,225	878,838
Restricted cash and short-term deposits, fair value	92,245	134,043
Trade accounts receivable, fair value	38,915	41,545
Money market funds, fair value	3,929	3,617
Other receivables, fair value disclosure	7,581	4,638
Interest receivable, fair value	2,461	1,923
Investment in listed equity securities (note 9)	0	224,788
Trade accounts payable, fair value	(7,454)	(8,983)
Unsecured long-term debt, noncurrent, fair value	(197,906)	(158,092)
Level 2 | Carrying value
Non-Derivatives:
Assets held for sale	0	721
Liabilities held for sale	0	(373)
Current portion of long-term debt and short-term debt, carrying value	(343,781)	(344,960)
Long-term debt, carrying value	(696,933)	(706,290)
Level 2 | Carrying value | Energy related derivative
Derivatives:
Mark-to-market derivative valuation	159,611	378,979
Level 2 | Carrying value | Interest rate swap
Derivatives:
Mark-to-market derivative valuation	39,387	54,970
Level 2 | Carrying value | Commodity contract
Derivatives:
Mark-to-market derivative valuation	48,079	113,368
Level 2 | Fair value
Non-Derivatives:
Assets held-for-sale, fair value	0	721
Liabilities held for sale, fair value	0	(373)
Current portion of long-term debt and short-term debt, fair value	(343,781)	(344,960)
Long-term debt, fair value	(696,933)	(706,290)
Level 2 | Fair value | Energy related derivative
Derivatives:
Mark-to-market derivative valuation	159,611	378,979
Level 2 | Fair value | Interest rate swap
Derivatives:
Mark-to-market derivative valuation	39,387	54,970
Level 2 | Fair value | Commodity contract
Derivatives:
Mark-to-market derivative valuation	$ 48,079	$ 113,368